AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2021
	Shares	Value
Common Stocks - 99.5%
Consumer Discretionary - 15.0%
Barratt Developments PLC (United Kingdom)	2,111,925	$21,445,508
BYD Co., Ltd., Class H (China)	341,500	11,551,022
KB Home (United States)	506,456	22,653,777
Mohawk Industries, Inc. (United States)*	70,369	12,819,824
Shimano, Inc. (Japan)	93,100	24,794,334
TopBuild Corp. (United States)*	91,220	25,168,510
Yamaha Corp. (Japan)	360,100	17,765,695

Total Consumer Discretionary		136,198,670
Consumer Staples - 6.3%
Kerry Group PLC, Class A (Ireland)	129,008	16,644,065
McCormick & Co., Inc., Non-Voting Shares (United States)	179,110	17,303,817
Sprouts Farmers Market, Inc. (United States)*,1	771,270	22,891,294

Total Consumer Staples		56,839,176
Financials - 9.2%
Bank Rakyat Indonesia Persero Tbk PT, ADR (Indonesia)[1]	1,443,899	20,719,951
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT (United States)[1]	426,985	22,681,443
HDFC Bank, Ltd., ADR (India)	157,304	10,235,771
ORIX Corp. (Japan)	978,900	19,977,567
Ping An Insurance Group Co. of China, Ltd., Class H (China)	1,378,500	9,933,637

Total Financials		83,548,369
Health Care - 15.8%
Biogen, Inc. (United States)*	48,869	11,724,651
BioNTech SE (Germany)*	45,790	11,804,662
Cerner Corp. (United States)	140,836	13,079,439
China Traditional Chinese Medicine Holdings Co., Ltd. (Hong Kong)	28,682,000	19,004,525
CSL, Ltd. (Australia)	52,382	11,078,812
Gilead Sciences, Inc. (United States)	269,115	19,540,440
Hoya Corp. (Japan)	90,600	13,444,299
Illumina, Inc. (United States)*	34,043	12,951,319
Sonova Holding AG (Switzerland)	46,795	18,287,351
Waters Corp. (United States)*	33,273	12,397,520

Total Health Care		143,313,018
Industrials - 20.9%
Carrier Global Corp. (United States)	515,257	27,947,540
Cummins, Inc. (United States)	42,030	9,168,424
Daikin Industries, Ltd. (Japan)	67,400	15,267,403
Kurita Water Industries, Ltd. (Japan)	329,300	15,611,632
	Shares	Value

Schneider Electric SE (France)	115,009	$22,610,261
Spirax-Sarco Engineering PLC (United Kingdom)	72,490	15,776,033
TOMRA Systems A.S.A. (Norway)	349,270	24,975,679
Vestas Wind Systems A/S (Denmark)[1]	525,224	15,995,772
Westinghouse Air Brake Technologies Corp. (United States)	222,064	20,454,315
Xylem, Inc. (United States)	177,775	21,318,778

Total Industrials		189,125,837
Information Technology - 13.1%
Adobe, Inc. (United States)*	31,356	17,780,733
Applied Materials, Inc. (United States)	117,191	18,441,176
Ciena Corp. (United States)*	272,835	21,000,110
First Solar, Inc. (United States)*	174,278	15,190,070
Intuit, Inc. (United States)	37,034	23,821,009
Pagseguro Digital, Ltd., Class A (Brazil)*,1	282,525	7,407,806
Xinyi Solar Holdings, Ltd. (China)	8,692,000	14,756,798

Total Information Technology		118,397,702
Materials - 13.3%
Borregaard A.S.A. (Norway)	918,666	23,117,891
Croda International PLC (United Kingdom)	133,374	18,268,431
DS Smith PLC (United Kingdom)	3,561,666	18,548,820
Ecolab, Inc. (United States)	80,120	18,795,351
Koninklijke DSM NV (Netherlands)	76,812	17,298,557
Novozymes A/S, Class B (Denmark)[1]	213,283	17,512,626
Umicore, S.A. (Belgium)	180,283	7,354,545

Total Materials		120,896,221
Real Estate - 1.5%
Vonovia SE (Germany)	249,428	13,744,029
Utilities - 4.4%
American Water Works Co., Inc. (United States)	118,758	22,428,636
Orsted A.S. (Denmark)[1,2]	137,878	17,657,636

Total Utilities		40,086,272

Total Common Stocks (Cost $820,585,301)		902,149,294

Principal Amount
Short-Term Investments - 1.6%
Joint Repurchase Agreements - 1.0%[3]
Cantor Fitzgerald Securities, Inc., dated 12/31/21, due 01/03/22, 0.050% total to be received $2,124,109 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 02/01/22 - 07/20/71, totaling $2,166,582)	$2,124,100	2,124,100

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Joint Repurchase Agreements - 1.0%[3] (continued)
Citadel Securities LLC, dated 12/31/21, due 01/03/22, 0.070% total to be received $2,124,112 (collateralized by various U.S. Treasuries, 0.000% - 7.250%, 01/04/22 - 11/15/51, totaling $2,166,595)	$2,124,100	$2,124,100
Citigroup Global Markets, Inc., dated 12/31/21, due 01/03/22, 0.050% total to be received $447,160 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 2.375%, 01/04/22 - 11/15/51, totaling $456,101)	447,158	447,158
MUFG Securities America, Inc., dated 12/31/21, due 01/03/22, 0.050% total to be received $2,124,108 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.500% - 6.500%, 05/20/24 - 10/01/51, totaling $2,166,581)	2,124,099	2,124,099
RBC Dominion Securities, Inc., dated 12/31/21, due 01/03/22, 0.050% total to be received $2,124,108 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 05/15/22 - 12/01/51, totaling $2,166,581)	2,124,099	2,124,099

Total Joint Repurchase Agreements		8,943,556

	Shares	Value
Other Investment Companies - 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[4]	1,833,734	$1,833,734
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[4]	1,833,667	1,833,667
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[4]	1,889,290	1,889,290

Total Other Investment Companies		5,556,691

Total Short-Term Investments (Cost $14,500,247)		14,500,247
Total Investments - 101.1% (Cost $835,085,548)		916,649,541
Other Assets, less Liabilities - (1.1)%		(9,850,041)
Net Assets - 100.0%		$906,799,500

*	Non-income producing security.
[1]	Some of these securities, amounting to $25,492,062 or 2.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the value of these securities amounted to $17,657,636 or 1.9% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the December 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of December 31, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$78,889,057	$110,236,780	—	$189,125,837
Health Care	81,498,031	61,814,987	—	143,313,018
Consumer Discretionary	60,642,111	75,556,559	—	136,198,670
Materials	18,795,351	102,100,870	—	120,896,221
Information Technology	103,640,904	14,756,798	—	118,397,702
Financials	53,637,165	29,911,204	—	83,548,369
Consumer Staples	40,195,111	16,644,065	—	56,839,176
Utilities	22,428,636	17,657,636	—	40,086,272
Real Estate	—	13,744,029	—	13,744,029
Short-Term Investments
Joint Repurchase Agreements	—	8,943,556	—	8,943,556
Other Investment Companies	5,556,691	—	—	5,556,691
Total Investments in Securities	$465,283,057	$451,366,484	—	$916,649,541

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended December 31, 2021, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at December 31, 2021, was as follows:
Country	% of Long-Term Investments
Australia	1.2
Belgium	0.8
Brazil	0.8
China	4.0
Denmark	5.7
France	2.5
Germany	2.8
Hong Kong	2.1
India	1.2
Indonesia	2.3
Country	% of Long-Term Investments
Ireland	1.9
Japan	11.9
Netherlands	1.9
Norway	5.3
Switzerland	2.0
United Kingdom	8.2
United States	45.4
100.0

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at December 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$25,492,062	$8,943,556	$17,601,659	$26,545,215
The following table summarizes the securities received as collateral for securities lending at December 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.625%	01/31/22-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.